Business Acquisitions - Summary of Post-Acquisition Results of Operations (Details) - USD ($) $ in Thousands		11 Months Ended
	Dec. 31, 2012	Dec. 31, 2013
ResCap [Member]
Business Acquisition [Line Items]
Revenues		$ 684,935
Net income		$ 16,424
Homeward [Member]
Business Acquisition [Line Items]
Revenues	$ 5,881
Net income	$ 44